NOTES PAYABLE AND DERIVATIVE INSTRUMENTS	9 Months Ended
Jul. 31, 2011
Notes Payable and Derivative Instruments [Abstract]
Notes Payable and Derivative Instruments [Text Block]
4. NOTES PAYABLE AND DERIVATIVE INSTRUMENTS

Moore Notes

On September 22, 2008, Advaxis entered into an agreement (the “Moore Agreement”) with the Company’s Chief Executive Officer, Thomas Moore, pursuant to which the Company agreed to sell senior promissory notes to Mr. Moore, from time to time (“the Moore Notes”). On June 15, 2009, Mr. Moore and the Company amended the Moore Notes to increase the amounts available pursuant to the Moore Agreement from $800,000 to $950,000 and change the maturity date of the Moore Notes from June 15, 2009 to the earlier of January 1, 2010 or the Company’s next equity financing resulting in gross proceeds to the Company of at least $6 million.

On February 15, 2010, we agreed to amend the terms of the Moore Notes such that (i) Mr. Moore may elect, at his option, to receive accumulated interest thereon on or after March 17, 2010, (ii) we would begin to make monthly installment payments of $100,000 on the outstanding principal amount beginning on April 15, 2010; provided, however, that the balance of the principal will be repaid in full on consummation of our next equity financing resulting in gross proceeds to us of at least $6.0 million and (iii) we would retain $200,000 of the repayment amount for investment in our next equity financing.

On March 17, 2011, in connection with a loan made by our Chief Executive Officer, Thomas A. Moore, to us in the amount of $230,000, we agreed to further amend and restate the terms of the amended and restated senior promissory note held by Mr. Moore (the “Moore Notes”) .  Under the terms of the amended and restated Moore Notes: (i) the maturity date is the earlier of (x) the date of consummation of an equity financing by us in an amount of $6.0 million or more and (y) the occurrence of any event of default as defined in the Moore Notes, (ii) Mr. Moore may elect, at his option, to receive accumulated interest thereon on or after April 15, 2011, (iii) we will make monthly installment payments of $100,000 on the outstanding principal amount beginning on June 15, 2011, and (iv) we may retain, at the option of Mr. Moore, $200,000 of the repayment amount for investment in our next equity financing.

For the three and nine months ending July 31, 2011, the Company paid Mr. Moore $200,000 in principal and approximately $5,500 in interest.  As of July 31, 2011, the Company was not in default under the terms of the Moore Agreement.  As of July 31, 2011, the Company owed Mr. Moore approximately $673,000 in principal and approximately $115,000 in accrued interest under the Moore Notes.

Senior Convertible Promissory Notes

Effective June 18, 2009, the Company entered into a Note Purchase Agreement with certain accredited investors, pursuant to which such investors acquired senior convertible promissory notes of the Company.  At July 31, 2011, the Company had one outstanding senior convertible promissory note with $88,824 in principal value and $26,471 in accrued interest remaining.  During August 2011, the Company received a notice of intent to convert the principal and accrued interest on this outstanding senior convertible promissory note into shares of the Company’s common stock.  On August 19, 2011, the Company issued 768,633 shares of common stock to this investor in full satisfaction of this senior convertible promissory note.

Junior Subordinated Convertible Promissory Notes

At October 31, 2010, the Company had approximately $688,000 in outstanding principal related to its Junior Subordinated Convertible Promissory Notes.  During the nine months ended July 31, 2011, the Company entered into  Junior Subordinated Convertible Promissory Notes in the aggregate principal value of  $1,886,851 ($11,765 during the current three month period ended July 31, 2011) for aggregate net purchase prices of $1,670,000 ($10,000 during the current three month period ended July 31 2011).  These notes had maturity dates ranging from December 31, 2010 to October 31, 2012 (the note entered into during the current three month period ended July 31, 2011 had a maturity date of May 12, 2012).

During the nine month period ended July 31, 2011, the Company repaid approximately $374,000 in principal and interest (approximately $26,300 during the current three month period ended July 31, 2011).

In May 2011, the Company converted or had investors agree to convert approximately $1,167,000 of principal and interest on these outstanding junior subordinated convertible promissory notes into shares of the Company’s common stock.

As of July 31, 2011, the Company had approximately $1,045,000 in outstanding junior subordinated convertible promissory notes with Original Issue Discount (“OID”) amounts ranging from 5% to 15% and with maturity dates ranging from August 1, 2011 to May 12, 2012.

We refer to all Senior Convertible Promissory Notes and Junior Subordinated Convertible Promissory Notes as “Bridge Notes”.

The Bridge Notes are convertible into shares of the Company’s common stock at an exercise price contingent on the completion of an equity financing. For every dollar invested in our Bridge Notes, each Investor received warrants to purchase between 1½ and 2 ½ shares of common stock (the “Bridge Warrants”) subject to adjustments upon the occurrence of certain events as more particularly described below and in the form of Warrant. As of July 31, 2011, substantially all of the Bridge Warrants have an exercise price of $.15 per share. The Bridge Notes may be prepaid in whole or in part at the option of the Company without penalty at any time prior to the Maturity Date. The warrants may be exercised on a cashless basis under certain circumstances.

May 2011 Note Financing

On May 9, 2011, we entered into a Note Purchase Agreement with certain accredited investors, whereby the Company issued to investors acquired approximately $7.1 million of our convertible promissory notes, which we refer to as the May 2011 Notes, for an aggregate purchase price of approximately $6.0 million in a private placement.  The May 2011 Notes were issued with an original issue discount of 15%. Each investor paid $0.85 for each $1.00 of principal amount of May 2011 Notes purchased at the closing on May 12, 2011. The May 2011 Notes are convertible into shares of our common stock, at a per share conversion price equal to $0.15. Additionally, each investor received a warrant to purchase such number of shares of our common stock equal to 50% of such number of shares of our common stock issuable upon conversion of the May 2011 Note at an exercise price of $0.15 per share.

The May 2011 Notes mature on May 12, 2012. We may redeem the May 2011 Notes, at the option of the Company only, under certain circumstances. The warrants are exercisable at any time on or before May 12, 2014. The warrants may be exercised on a cashless basis under certain circumstances.  To the extent an investor does not elect to convert its May 2011 Notes as described above, the principal amount not so converted on or prior to the maturity date shall be payable in cash on the maturity date.

The May 2011Notes may be converted by the investors, at the option of such investor, in whole or in part. However, except as otherwise provided, only 85% of the initial principal amount of each May 2011 Note is convertible prior to maturity. The May 2011 Notes and warrants include a limitation on conversion or exercise, which provides that at no time will an investor be entitled to convert any portion of the May 2011 Notes or exercise any of the warrants, to the extent that after such conversion or exercise, such investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of our common stock as of such date.

In connection with the May 2011 offering, we entered into a Registration Rights Agreement, dated as of May 9, 2011 with the investors. Pursuant to such agreement, we agreed with the investors to provide certain rights to register under the Securities Act of 1933, as amended, the shares of our common stock issuable upon any conversion of the May 2011 Notes and the exercise of the warrants, and agreed to file a registration statement within 45 days of the closing of the May 2011 offering to register the offering of the shares of our common stock issuable upon conversion of the May 2011 Notes and the exercise of the warrants.

Rodman & Renshaw, LLC acted as the exclusive placement agent in connection with the May 2011 offering and received compensation of a cash placement fee equal to 6% of the aggregate purchase price paid by investors in the May 2011 offering amounting to $360,000 and warrants to purchase 1,887,448 shares of our common stock, which warrants are exercisable at $0.15 per share and shall expire on May 12, 2014.

During the three months ending July 31, 2011, the Company converted approximately $671,500 of principal on these outstanding May 2011 Notes into 4,476,665 shares of the Company’s common stock.

We refer to all convertible promissory notes with a maturity date less than one year (both the Bridge Notes and May 2011 Notes) collectively as “Short-term Convertible Promissory Notes”

Activity related to the Short-term Convertible Promissory Notes from issuance is as follows:
Convertible Notes – Principal Value – Issued	$13,712,879
Principal payments on Bridge Notes	(1,916,104)
Note Conversions	(4,256,820)
Original Issue Discount, net of accreted interest	(1,312,241)
Fair Value of Attached Warrants at issuance	(4,617,096)
Fair Value of Embedded Derivatives at issuance	(5,331,114)
Accreted interest on embedded derivative and warrant liabilities	6,654,706

Convertible Notes- as of July 31, 2011	$2,934,210
Embedded Derivatives Liability at July 31, 2011	1,086,599
Short-Term Convertible Notes and fair value of embedded derivative	$4,020,809

BioAdvance Note

BioAdvance Biotechnology Greenhouse of Southeastern Pennsylvania Notes (“BioAdvance”) received notes from the Company for $10,000 dated November 13, 2003 and $40,000 dated December 17, 2003 that were each due on the fifth anniversary date thereof.  The Company owed approximately $40,000 in principal and $13,630 in interest to BioAdvance.  In May 2011, the Company repaid BioAdvance  $50,000 in full satisfaction of the outstanding note.

Long-term Convertible Promissory Notes

On April 28, 2011, Advaxis, Inc. issued and sold to an accredited investor a convertible promissory note of the Company (“Long-term Convertible Promissory Notes”) in the aggregate principal amount of $500,000 (together with the related ancillary documents, the “ A-Note ”) in return for the payment in cash from the Investor of $500,000.  The A-Note bears interest in the form of a one time interest charge of 8% of the principal amount of the A-Note, payable with the A-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  The A-Note is convertible, in whole or in part, into shares of the Company’s common stock, $0.001 par value. at a per share conversion price equal to 80% of the average of the two lowest trade prices for the Common Stock in the 20 trading days previous to the effective date of each such conversion, subject to a conversion floor of $0.15.  The A-Note may be prepaid by the Company without penalty beginning twelve months after issue date of the A-Note.  To the extent the Investor does not elect to convert the A-Note as described above, the principal amount of the A-Note not so converted shall be payable in cash on the maturity date.

On April 28, 2011, the Company also issued and sold to the same accredited investor a convertible promissory note of the Company (“Long-term Convertible Promissory Notes”) in the aggregate principal amount of $800,000 (together with the related ancillary documents, the “ B-Note ” and together with the A-Note, the “ Company Notes ”). The B-Note bears interest in the form of a one time interest charge of 8% of the principal amount of the B-Note, payable with the B-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  All or any portion of the aggregate principal and interest outstanding under the B-Note is convertible, at the option of the Investor from time to time (subject to the prior pre-payment of the such principal amount of the C-Note (as defined below) equal to the such principal amount of the B-Note subject to such conversion), into shares of Common Stock, at a per share conversion price equal to 80% of the average of the two lowest trade prices for the Common Stock in the 20 trading days previous to the effective date of each such conversion, subject to a conversion floor of $0.15.

Concurrently with the issuance of the B-Note, the Investor issued and delivered to the Company a secured and collateralized promissory note (together with the related ancillary documents, the “ C-Note ”), which served as the sole consideration paid to the Company for the Company’s issuance of the B-Note to the Investor.  The C-Note was issued in the aggregate principal amount of $800,000, bears interest in the form of a one time interest charge of 8% of the principal amount of the C-Note, payable with the C-Note’s aggregate principal amount outstanding on the maturity date, April 28, 2014.  The C-Note is to be secured by $800,000 of an unspecified money market fund, or other assets, having a value of at least $800,000.

Immediately after the purchase by the Investor of the B-Note for the C-Note, the Investor delivered to the Company the sum of $80,000 in cash as a pre payment on the principal amount outstanding under the C-Note.  While no further mandatory principal or interest payments are due on the C-Note until its maturity date, the C-Note contemplates (but does not require) further voluntary pre payments by the Investor on the C-Note to the Company at the approximate rate of $250,000 per month, beginning seven months after the issuance of the C-Note, or commencing on or about November 28, 2011, but only provided: (i) all requests by the Investor for conversion of principal and interest on the B-Note are honored and (ii) the Common Stock issued upon such conversions of portions of the principal and interest on the B-Note may be freely resold by the Investor without the requirement of any restrictive legend pursuant to applicable securities laws, rules and regulations.

Additionally, the Investor may purchase up to an additional $2.4 million in aggregate principal amount of notes in the form of the B-Note from the Company (each, an “ Additional B-Note s”).  The purchase price for each such Additional B-Note issued to the Investor will be paid by the issuance by the Investor to the Company of an additional note in the form of the C-Note (each, an “ Additional C-Note ”), with such Additional B-Notes and Additional C-Notes containing the same terms and provisions described above.

We refer to all convertible promissory notes, with a maturity date greater than one year collectively as “Long-term Convertible Promissory Notes”

As of July 31, 2011, the Company owed $626,400 in outstanding principal under the Long-term Convertible Promissory Notes.  Due to the conversion feature into a variable number of shares these notes are valued at fair value at each report period.  As of July 31, 2011, the fair value of the notes was $570,295.

Derivative Instruments

The table below lists the Company’s derivative instruments as of July 31, 2011:

Description	Principal	Original Issue Discount	Warrant Liability	Embedded Derivative Liability
Total Valuation at October 31, 2010	$777,154	$21,937	$13,006,194	$81,028
Issuance of November 2010 Bridge Notes	931,579	96,579	391,076	150,156
Exchange of November 2010 Bridge Notes	17,175	17,175	86,963	9,389
Issuance of January 2011 Bridge Notes	452,941	57,941	173,808	41,024
Note Payoffs	(187,582)
Issuance of Warrants			35,523
Accreted Interest		(73,363)
Exercise of Warrants			(1,382,847)
Change in FV			(3,789,889)	(51,972)
Total Valuation at January 31, 2011	1,991,267	120,269	8,520,828	229,625

Issuance of Q2 2011 Bridge Notes	473,392	43,392	121,238	71,336
Issuance of Long-term Convertible Promissory Notes	626,400			-
Note Payoffs	(159,675)			(5,904)
Issuance of Warrants			2,990,520
Accreted Interest		(74,422)
Exercise of Warrants			(639,960)
Change in FV			4,915,676	763,523
Total Valuation at April 30, 2011	$2,931,384	$89,239	$15,908,302	$1,058,580

Issuance of Q3 2011 Bridge Notes	11,765	1,765	4,968	5,051
Issuance of May 2011 Notes	7,077,936	1,553,254	-	2,719,345
Note Payoffs	(26,316)			(8,860)
Additional warrants issued to Bridge Note holder			36,376
Exchange of Bridge Notes	8,033	8,033		2,656
Conversion of Bridge Notes	(1,164,947)			(381,209)
Conversion of May 2011 Notes	(671,500)			(166,980)
Exchanges/Exercises of October 2007 Warrants			(1,186,959)
Reclassification of Warrant liability to Equity			(58,121)
Accreted Interest		(340,050)
Reclassification of Embedded Derivative Liability – Bridge Notes				(190,449)
Change in FV			(6,767,898)	(1,951,535)
Total Valuation at July 31, 2011	$8,166,355	1,312,241	7,936,668	1,086,599
Warrants

As of July 31, 2011, there were outstanding warrants to purchase 123,533,070 shares of our common stock with exercise prices ranging from $0.15 to $0.1952 per share. Information on the outstanding warrants is as follows:
Type	Exercise Price	Amount	Expiration Date	Type of Financing
Common Stock Purchase Warrant	$ 0.15	50,044,155	February 2011 – October 2012	2007 Securities Purchase Agreement
Common Stock Purchase Warrant	$0.15	23,593,122	May 2014	May 2011Convertible Debt Financing
Common Stock Purchase Warrant	$ 0.15 - $0.17	21,900,101	January 2013 – April 2015	Bridge Notes
Common Stock Purchase Warrant	$ 0.15-$0.1952	446,956	February 2012	Vendor & Other
Common Stock Purchase Warrant	$ 0.15	1,938,698	May 2014 - November 2015	Placement Agent – Convertible Debt Financing
	Subtotal	97,923,032

Common Stock Purchase Warrant	TBD (1)	25,610,038	July 2013 – April 2014	Optimus Preferred Stock Agreement (7/19/2010)
	Grand Total	123,533,070

(1)    For purposes of this warrant, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

Warrant Liability/Embedded Derivative Liability

The fair value of the Warrants and Embedded Derivatives are estimated using the BSM model.

The Company computes valuations, each quarter, using the BSM model for each derivative instrument to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the derivative at the reporting date. As of July 31, 2011, the fair value of the Warrants and Embedded Derivatives were determined to be approximately $7.9 million and $1.4 million, respectively.  For the three and nine month periods ending July 31, 2011, respectively, we recorded income of approximately $9.1 million and $7.1 million, respectively, for net changes in the fair value of the common stock warrant liability and embedded derivative liability.